Statements Of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
INVESTMENT INCOME - Interest income	$ 2,072,015	$ 3,235,502	$ 9,966,151
EXPENSES:
Brokerage fees	54,834,929	57,320,175	63,566,376
Administrative expenses	2,158,133	2,233,354	2,670,335
Custody fees	165,650	160,011	193,127
Management fees	571,739	143,533	10,864
Total expenses	57,730,451	59,857,073	66,440,702
NET INVESTMENT LOSS	(55,658,436)	(56,621,571)	(56,474,551)
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Futures and forward currency contracts	(8,224,392)	87,904,542	(49,280,152)
Foreign exchange translation	(52,568)	352,202	126,508
Net change in unrealized:
Futures and forward currency contracts	(25,425,124)	42,259,414	(9,457,839)
Foreign exchange translation	(192,987)	(302,673)	352,661
Net gains (losses) from U.S. Treasury notes:
Realized	28,504	16,976	526,749
Net change in unrealized	(373,516)	(203,035)	(6,705,006)
Total net realized and unrealized gains (losses)	(34,240,083)	130,027,426	(64,437,079)
NET INCOME (LOSS)	(89,898,519)	73,405,855	(120,911,630)
LESS PROFIT SHARE TO MANAGING OWNER	1,385	262,695	43,187
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER	(89,899,904)	73,143,160	(120,954,817)
Series 1 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER	(87,273,146)	70,377,586	(120,377,559)
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER PER UNIT OUTSTANDING (see Note 7):
Unitholders	$ (139.10)	$ 102.20	$ (159.03)
Series 2 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER	(16,960)	6,427
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER PER UNIT OUTSTANDING (see Note 7):
Unitholders	$ (88.62)	$ 72.46
Series 3 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER	(2,100,691)	1,069,450	48,439
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER PER UNIT OUTSTANDING (see Note 7):
Unitholders	$ (85.70)	$ 131.36	$ 40.53
Series 4 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER	$ (31,196)	$ 4,408
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER PER UNIT OUTSTANDING (see Note 7):
Unitholders	$ (58.92)	$ 50.68